Notes Payable and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Payable [Abstract]
Notes Payable and Warrants
9. Notes Payable and Warrants
Financing Agreement
On July 17, 2023, the Company entered into a financing agreement (as amended from time to time and last amended August 13, 2024, the “Financing Agreement”) among the Company, as the Borrower, certain subsidiaries of the Company (collectively, “Guarantors”), lenders (the “Lenders”) and U.S. Bank Trust Company, N.A., as administrative agent and collateral agent (“Agent”). The Financing Agreement provided term loans in the aggregate principal amount of $136.1 million, comprised of $103.5 million principal amount of term A loans (the “Term A Loans”) and $32.6 million principal amount of term B loans (the “Term B Loans,” and together with the Term A Loans, and along with the incremental term loans from subsequent amendments from time to time, the “Term Loans”). The Term Loans mature on July 17, 2028 (the “Term Loan Maturity Date”).
All obligations under the Financing Agreement were guaranteed by the Company and Guarantors, comprised of all wholly owned domestic subsidiaries of the Company other than certain excluded subsidiaries, and were secured by substantially all of the Company’s assets.
An AON Insurance Policy was issued to the Agent on behalf of the Lenders, which indemnified the Lenders up to $103.5 million of the Term A Loans for any loss incurred if the Company fails to pay the Term Loans when due. The Company paid the initial insurance premium of $15.0 million using the proceeds from the Term Loans. The Company was required to pay the insurer an exit fee equal to 0.75% of the principal amount of the Term A Loans on the date on which the loans were prepaid.
The Financing Agreement required the Company to fund certain collateral accounts, comprised of interest reserve accounts and an insurance premium reserve account. Cash interest due but not paid from available unrestricted cash was payable from the interest reserve accounts, and funds deposited in the insurance premium account were used to pay the insurance premiums when due.
The Company paid $18.7 million in debt issuance costs, including both lender fees and third-party costs, using the proceeds of the Term Loans.
The Term Loans bore fixed interest rates. The interest rate for the Term A Loans was 13.875% per annum. The interest rate for the Term B Loans is 13.875% per annum from the initial closing date to the third anniversary of the initial closing date and 19.135% per annum thereafter until the Term Loan Maturity Date. Interest was computed on the basis of a
360-day
year for the actual number of days elapsed and payable monthly in cash and in arrears on the last business day of each calendar month.
Mandatory prepayments were required to be made upon the occurrence of certain events. Voluntary prepayments were permitted in whole or in part at any time. All prepayments were subject to a specified premium that applies for the first 32 months following the initial closing date, calculated as the present value of the sum of the amounts of each unpaid interest payment due during the specified premium period computed using a discount rate equal to the treasury rate on the day one business day prior to the date of prepayment, plus 0.5%.
The Financing Agreement contained certain covenants including a requirement for a minimum cash balance, financial covenants, and negative covenants customary for transactions of this type, including a specific covenant to the interest reserve accounts to maintain a minimum interest reserve amount equal to 7.9% of the aggregate balance of the Term Loans.
The initial debt issuance costs, including the insurance premium paid, estimated second premium and final premium, exit fee and discount created by allocating proceeds to the fair value of the Series J Warrants issued in connection with the issuance of the Term Loans (see below “
Warrants to Purchase Series J Preferred Stock
” for details), were deferred and amortized to interest expense over the contractual term of the Term Loans using the effective interest method.
The subsequent amendments of the Financing Agreement following the initial closing date did not result in a troubled debt restructuring and were all accounted for as debt modifications. As a result, the third-party costs incurred were expensed and newly incurred lender fees, along with the previously deferred and unamortized issuance costs of the Term Loans prior to the amendments, were deferred and amortized over the remaining contractual term of the Term Loans.

Term Loans Extinguishment
On August 8, 2025, the Company completed its IPO and used a portion of the net proceeds to fully repay the outstanding Term Loans under the Financing Agreement. The repayment included the principal amounts of the outstanding Term Loans, accrued interest, and applicable prepayment premiums.
As a result of the extinguishment, the Company recognized a loss on extinguishment of debt of $30.4 million in the three and nine months ended September 30, 2025, which includes the write-off
of unamortized debt issuance costs, specified premium, and the exit fee associated with the Term A Loans and Term B Loans. The specified premium applicable to the prepayment was calculated in accordance with the terms of the Financing Agreement.
Following the repayment, all obligations under the Financing Agreement, including guarantees and collateral arrangements, were terminated. The interest reserve accounts and insurance premium reserve account were released, and the related restricted cash balances were reclassified to unrestricted cash.
Interest expense recognized related to the Term Loans for the three and nine months ended September 30, 2025 was as follows:

	For the Three Months Ended September 30, 2025	For the Nine Months Ended September 30, 2025
Contractual interest expense	$2,055	$11,605
Amortization of debt issuance costs	759	4,315

Total interest expense	$2,814	$15,920

The following table presents the net carrying amounts of the Term Loans as of December 31, 2024:

	Principal Amount Outstanding	Unamortized Debt Issuance Costs	Net Carrying Amount
Term A Loans	$103,500	$17,611	$85,889
Term B Loans	32,617	5,550	27,067

Total	$136,117	$23,161	$112,956

Interest expense recognized related to the Term Loans for the three and nine months ended September 30, 2024 was as follows:

	For the Three Months Ended September 30, 2024	For the Nine Months Ended September 30, 2024
Contractual interest expense	$5,181	$14,201
Amortization of debt issuance costs	1,315	5,403

Total interest expense	$6,496	$19,604

Series J Warrants
In connection with the execution of the Financing Agreement and issuance of the Term Loans, the Company issued to the Lenders detachable Series J Warrants to purchase an aggregate of 0.6 million shares of Series J Preferred Stock with a
10-year
term and an exercise price of $21.1725 per share (subject to certain adjustments). The Series J Warrants are classified as liabilities as they embody an obligation to repurchase the Company’s equity. The Series J Warrants are measured at fair value both initially and subsequently with changes in fair value recognized through earnings.

Convertible Notes
On August 13, 2024, the Company issued $25.0 million in subordinated convertible promissory notes (the “Convertible Notes”) to AE Industrial as the lender. The Convertible Notes accrued 15% interest per annum payable at maturity or upon early prepayment and had an original maturity date of August 18, 2028. The Convertible Notes were subordinated to all other senior indebtedness of the Company.
Pursuant to the terms of the Convertible Notes, the outstanding principal and accrued interest of the Convertible Notes would automatically share settle into the same preferred stock issued to investors at the closing of a qualified financing event, at a settlement price equal to the price of such preferred stock being offered in such financing event. A qualified financing event is a transaction in which the Company sells and issues new preferred shares, including to investors other than AE Industrial or its affiliates.
In the event of a consolidation, or merger of the Company where there is a change of control or a sale, lease or other disposition of all or substantially all of the assets of the Company (“Sale”) prior to a qualified financing event, the Company was required to redeem the Convertible Notes for cash equal to the greater of the outstanding principal plus accrued interest and the amount the lender would have received if the entire outstanding principal amount and all accrued and unpaid interest on the Convertible Notes had been converted into
Series C-1 Preferred
Stock shares of the Company at the
Series C-1 Conversion
Price immediately prior to, but contingent upon, the closing of such event.
If neither a qualified financing event or a Sale event occurred prior to the maturity date, the outstanding principal and accrued interest of the Convertible Notes would automatically convert into
Series C-1 Preferred
Stock of the Company at a conversion price equal to the original issue price of the Series C Preferred Stock (subject to certain adjustments).
Series C-1 Preferred
Stock would have the same terms as to the Series C Preferred Stock. The outstanding principal and accrued interest of the Convertible Notes could be accelerated by the lender upon the occurrence and continuation of an event of default.
The redemption upon a Sale event feature required bifurcation as an embedded derivative. However, such embedded derivative only had de minimis value given that the probability of the triggering event was considered remote.
The Company did not incur material debt issuance costs. As a result, the effective interest rate of the Convertible Notes is equal to the contractual interest rate of 15% per annum.
The outstanding principal of $25.0 million and accrued interest of $0.8 million of the Convertible Notes automatically share settled into 1.5 million shares of
 Series D-1 Preferred
Stock when the Company closed on the Series D Preferred Stock financing on October 31, 2024. Such settlement was accounted for as a debt extinguishment transaction with no gain or loss being recognized given that the settlement price was at par amount and there was no unamortized debt issuance cost at the time of settlement. Refer to
 Note 11. Stockholders’ Equity (Deficit) and Redeemable Convertible Preferred Stock
 for further detail on the
Series D-1 Preferred
Stock.
Revolving Line of Credit
On August 8, 2025, following the completion of the IPO, the Company entered into a new revolving credit agreement providing for a senior secured revolving credit facility (the “Revolving Credit Facility”) in the aggregate principal amount of $125.0 million, which includes a sublimit for the issuance of letters of credit in an amount up to $15.0 million and a sublimit for swingline loans in an amount up to $7.5 million.
The Revolving Credit Facility matures on August 8, 2028. The loans under the Revolving Credit Facility bear interest at a variable rate per annum equal to, at our option, either (a) term SOFR plus a 3.00% spread or (b) an alternative base rate (as set forth in the credit agreement) plus a 2.00% spread. A commitment fee of 0.375% per annum is applied on the unused commitments under the Revolving Credit Facility.
In connection with the execution of the Revolving Credit Facility, the Company incurred $2.4 million in lender fees, which was deferred and capitalized in other noncurrent assets on the unaudited condensed consolidated balance sheets. As of September 30, 2025, no amounts have been drawn under the Revolving Credit Facility.

11. Notes Payable and Warrants
Financing Agreement
On July 17, 2023 (the “Initial Closing Date”), the Company entered into a financing agreement (the “Financing Agreement”) among the Company, as the Borrower, certain subsidiaries of the Company (collectively, “Guarantors”), lenders (the “Lenders”) and U.S. Bank Trust Company, N.A. in its capacity as administrative agent and collateral agent for the Lenders (“Administrative Agent” and “Collateral Agent”, collectively, the “Agents”). The Financing Agreement provided term loan commitments (along with the incremental commitments from subsequent amendments from time to time, the “Term Loan Facility” and the term loans issued under the Term Loan Facility, the “Term Loans”) in the aggregate principal amount of $106.3 million, comprising approximately $82.5 million principal amount of Term A Loan (the “Initial Term A Loan”) and approximately $23.8 million principal amount of Term B Loan (the “Initial Term B Loan”, together with the Initial Term A Loan, the “Initial Term Loans”). The Company drew the full commitments of the Term Loan Facility on the Initial Closing Date. The Term Loan Facility matures on July 17, 2028 (the “Term Loan Maturity Date”).
All obligations under the Financing Agreement are guaranteed by the Company and Guarantors, comprised of all wholly owned domestic subsidiaries of the Company other than certain excluded subsidiaries, and are secured by substantially all of the Company’s assets.
As a closing condition of the Financing Agreement, the AON Insurance Policy (the “Policy”) was issued to the Administrative Agent on behalf of the Lenders for the period commencing on the Initial Closing Date to the Term Loan Maturity Date. The Policy will indemnify the Lenders (the “Insured Party”) up to $82.5 million comprised of the Initial Term A Loan for any loss incurred if the Company fails to pay the Term Loans when due. The Company paid the insurance premium for the Policy of approximately $12.5 million on the Initial Closing Date (the “Initial Premium”) using the proceeds from the Initial Term Loans. The Company is required to pay the second premium (the “Second Premium”) for the following 12 months within 30 days after the third anniversary of the Initial Closing Date, and the final premium (the “Final Premium”) for the following 12 months within 30 days after the fourth anniversary of the Initial Closing Date.
The Financing Agreement requires the Company to fund certain collateral accounts (the “Collateral Accounts”), which consist of an interest reserve account for the non-minority
lender (the
“Non-Minority
Lender Interest Reserve Account”) and an interest reserve account for the minority lender (the “Minority Lender Interest Reserve Account”, together with the
Non-Minority
Lender Interest Reserve Account, the “Interest Reserve Accounts”) and an insurance premium reserve account (the “Insurance Premium Reserve Account”). On the Initial Closing Date, approximately $8.1 million was deposited into and held in the
Non-Minority
Lender Interest Reserve Account and approximately $1.3 million was deposited into and held in the Minority Lender Interest Reserve Account. Subsequently, the Company is required to ensure that the Interest Reserve Accounts carry an amount equal to at least 7.9% of the aggregate balance of the Term Loan Facility (the “Minimum Interest Reserve Amount”). Cash interests due each period shall be paid from available unrestricted cash when due and if not so paid in full on the interest payment date, the Administrative Agent shall pay such interest out of the Interest Reserve Accounts. Beginning on the first such date following
12-month
anniversary of the Initial Closing Date and on the last business day of each fiscal quarter thereafter, an amount equal to $0.7 million (the “Quarterly Insurance Premium Deposit Amount”) shall be deposited by the Company into the Insurance Premium Reserve Account. The Company is required to ensure that the Insurance Premium Reserve Account carries a sufficient balance to pay the Second Premium and Final Premium when due. The Company is also required to pay the insurer an exit fee (the “Exit Fee”) equal to the 0.75% of the principal amount of the Term A Loan on the Term Loan Maturity Date or when the loan is prepaid.
In addition to the Initial Premium paid and cash deposited in the Collateral Accounts, the Company also paid approximately $13.8 million in debt issuance costs, including both lender fees and third-party costs, using the proceeds of the Initial Term Loans.

The Term Loans bear fixed interest rates. The interest rate for the Term A Loan is 13.875% per annum from the Initial Closing Date to the Term Loan Maturity Date. The interest rate for the Term B Loan is 13.875% per annum from the Initial Closing Date to the third anniversary (i.e., July 17, 2026) and 19.135% per annum thereafter until the Term Loan Maturity Date. Interest is computed on the basis of a
360-day
year for the actual number of days elapsed. Interest is payable monthly in cash and in arrears on the last business day of each calendar month commencing on the first such date to occur after the Initial Closing Date and continuing through the Term Loan Maturity Date (the “Interest Payment Date”). The Term Loans shall bear a default interest rate of 2% in excess of the applicable fixed rates upon the occurrence and during the continuance of an event of default.
Mandatory prepayments are required to be made upon the occurrence of certain events, including, without limitation, (i) certain asset sales, (ii) the net proceeds from the issuance of certain indebtedness, and (iii) the net proceeds from the extraordinary receipts. Voluntary prepayments are permitted in whole or in part at any time. All prepayments are subject to a specified premium (the “Specified Premium”) that applies for the first 24 months following the Initial Closing Date. The Specified Premium is calculated as the present value of the sum of the amounts of each interest payment due on the prepaid portion of such Term Loans on each Interest Payment Date during the period from the date such prepayment or repayment becomes due through and including the date that is 24 months following the Initial Closing Date computed using a discount rate equal to the treasury rate on the date one business day prior to the date of prepayment plus 0.5%.
The Financing Agreement contains certain covenants including a requirement for a minimum cash balance, financial covenants, and negative covenants customary for transactions of this type, including limitations with respect to indebtedness, liens, no further negative pledges, restricted junior payments and distributions, investments, dividends, disposition of assets, fundamental changes, sales and lease backs, transactions with affiliates, change to certain agreements and organizational document, deposit accounts and securities accounts, prepayments of certain indebtedness and specific negative covenant to the Interest Reserve Accounts to maintain the Minimum Interest Reserve Amount.
The debt issuance costs, including the Initial Premium paid, estimated Second Premium and Final Premium, Exit Fee and discount created by allocating proceeds to the fair value of the Series J Warrants issued in connection with the issuance of the Initial Term Loans (see below “
Warrants to purchase Series J Preferred Stock
” for details), are deferred and amortized to interest expense over the contractual term of the Term Loans using effective interest method. The effective interest rate upon the issuance of the Initial Term Loans was approximately 24.1%.
First Amended and Restated Financing Agreement
On December 6, 2023 (the “Second Closing Date”), the Company entered into the first amended and restated financing agreement (the “First Amendment”) with the Guarantors, Lenders, and Agents. The First Amendment provided incremental term loan commitments in the aggregate principal amount of $15.9 million, comprising of approximately $8.5 million principal amount of Term A Loan (the “Second Term A Loan”) and $7.4 million principal amount of Term B Loan (the “Second Term B Loan”, together with the Second Term A Loan, the “Second Term Loans”). The Company drew the full commitments of the Second Term Loans on the Second Closing Date. The First Amendment did not modify any terms of the Term Loan Facility.
All obligations under the First Amendment continued to be guaranteed by the Company and Guarantors and are secured by substantially all of the Company’s assets. The Policy was amended and restated in connection with the First Amendment (the “First Amended Policy”) to provide indemnification to the Lenders up to the $
91.0
 million comprised of the Term A Loan for any loss incurred if the Company fails to pay the Term Loans when due. The Company paid an additional insurance premium of approximately $1.2 million on the Second Closing Date (the “First Amendment Additional Initial Premium”) for the incremental coverage provided by the First Amended Policy using the proceeds of the Second Term Loans.

On the Second Closing Date, approximately $0.8 million was deposited into and held in the
Non-Minority
Lender Interest Reserve Account (as an addition to the $8.1 million deposited on the Initial Closing Date) and $0.6 million was deposited into and held in the Minority Lender Interest Reserve Account (as an addition to the approximately $1.3 million deposited on the Initial Closing Date) corresponding to the Second Term Loans provided. The Quarterly Insurance Premium Deposit Amount was increased to approximately $
0.8
 million each quarter in line with the increased insurance coverage under the First Amended Policy.
In addition to the First Amendment Additional Initial Premium paid and additional cash deposited in the Interest Reserve Accounts, the Company also paid approximately $2.8 million of debt issuance costs, including both lender fees and third-party costs, using the proceeds of the Second Term Loans.
The Company concluded that the First Amendment did not result in a troubled debt restructuring and should be accounted for as a debt modification. As a result, the third-party costs incurred are expensed immediately. The newly incurred lender fees, including the First Amendment Additional Initial Premium paid, additional estimated Second Premium and Final Premium, and additional Exit Fee and the discount created by allocation of proceeds to fair value of the Series J Warrants issued in connection with the issuance of the Second Term Loans (see below “
Warrants to purchase Series J Preferred Stock
” for details), along with the previously deferred and unamortized issuance costs of the Term Loans prior to the First Amendment, are deferred and amortized them over the remaining contractual term of the Term Loans using the effective interest method. The effective interest rate upon the issuance of the Second Term Loans was approximately
23.6
%.
Second Amended and Restated Financing Agreement
On May 20, 2024 (the “Third Closing Date”), the Company entered into a second amended and restated financing agreement (the “Second Amendment”) with the Guarantors, Lenders, and Agents. The Second Amendment provided incremental term loan commitments in the aggregate principal amount of $13.9 million, comprising approximately $12.5 million principal amount of Term A Loan (the “Third Term A Loan”) and $1.4 million principal amount of Term B Loan (the “Third Term B Loan”, together with the Third Term A Loan, the “Third Term Loans”) and modified the existing terms of the Term Loan Facility to extend the period of the application of the Specified Premium from 24 months following the Initial Closing Date to 30 months following the Initial Closing Date and added a new mandatory prepayment feature, which would be triggered by a certain sale and leaseback transaction. The Second Amendment did not modify the Term Loan Maturity Date, interest rate, Interest Payment Date, default interest and financial and negative covenants of the Term Loan Facility.
All obligations under the Second Amendment continued to be guaranteed by the Company and Guarantors and are secured by substantially all of the Company’s assets. The Policy was amended and restated with the Second Amendment (the “Second Amended Policy”) to provide indemnification to the Lenders up to the $
103.5
 million comprised of the Term A Loan for any loss incurred if the Company fails to pay the Term Loans when due. The Company paid an additional insurance premium of approximately $1.2 million on the Third Closing Date (the “Second Amendment Additional Initial Premium”) for the incremental coverage provided by the Second Amended Policy using the proceeds of the Third Term Loans.
On the Third Closing Date, approximately $1.2 million was deposited into and held in the
Non-Minority
Lender Interest Reserve Account (as an addition to the $8.1 million deposited on the Initial Closing Date and $0.8 million deposited on the Second Closing Date) corresponding to the Third Term Loans provided. The Quarterly Insurance Premium Deposit Amount was increased to $
0.9
 million each quarter in line with the increased insurance coverage under the Second Amended Policy.
In addition to the Second Amendment Additional Initial Premium paid and additional cash deposited in the Collateral Accounts, the Company also paid approximately $
1.7
 million of debt issuance costs, including lender fees of approximately $
0.2
 million and third-party costs of approximately $
1.5
 million, using the proceeds of the Third Term Loans. The remaining proceeds are for working capital and general corporate purposes.

The Company concluded that the Second Amendment did not result in a troubled debt restructuring and should be accounted for as a debt modification. As a result, the third-party costs incurred were expensed immediately. The newly incurred lender fees, including the Second Amendment Additional Initial Premium paid, additional estimated Second Premium and Final Premium, and additional Exit Fee and the discount created by allocation of proceeds to fair value of the Series J Warrants issued in connection with the issuance of the Third Term Loans (see below “
Warrants to purchase Series J Preferred Stock
” for details), along with the previously deferred and unamortized issuance costs of the Term Loans prior to the Second Amendment, were deferred and will be amortized over the remaining contractual term of the Term Loans using the effective interest method. The effective interest rate upon the issuance of the Third Term Loans was approximately 23.5%.
Waiver and Amendment to the Second Amended and Restated Financing Agreement
On May 31, 2024 (the “Third Amendment Effective Date”), the Company entered into the first amendment and waiver under the second amended and restated financing agreement (the “Third Amendment”) with the Guarantors, Lenders, and Agents. The third amendment was entered into in connection with the occurrence of an event of default as a result of the Company’s failure to satisfy a covenant under the Second Amendment to maintain a minimum cash balance in certain qualified deposit accounts beginning on May 31, 2024, to put in place of certain control agreement and to deliver a certificate describing the nature of events of default occurred. The Third Amendment was entered into for the Lenders to waive the event of default and make certain amendments to the existing terms of the Term Loans under the Second Amendment.
The Third Amendment did not provide any incremental term loan commitment and did not modify the Term Loan Maturity Date, interest rate, Interest Payment Date of the Term Loan. All obligations under the Second Amendment continued to be guaranteed by the Company and Guarantors and are secured by substantially all of the Company’s assets.
The Third Amendment modified the existing terms of the Term Loans to extend the period of the application of the Specified Premium from 30 months following the Initial Closing Date to 32 months following the Initial Closing Date and removed a mandatory prepayment event trigger, a certain sale and leaseback transaction. The Third Amendment also modified certain covenants of the Financing Agreement.
The Third Amendment required the Company to pay in cash all unpaid interest accruing at the default interest rate on the Term Loans incurred since May 31, 2024, due to the event of default. In addition, the Third Amendment required the Company to pay Jefferies an amendment payment of $
1.2
 million (the “Amendment Lender Fee”),
50
% of which shall be due and payable upon the Company’s completion of a successful capital raise in an aggregate amount of $
250.0
 million and the remaining
50
% of which shall be due and payable on the Term Loan Maturity Date. The Amendment Lender Fee shall accrue interest at the same rate as the Term B Loan and the interests accrued are payable upon the same terms as the interest with respect to the Term B Loan. The Company paid the first
50
% of the Amendment Lender Fee and associated accrued interest on March 7, 2025.
In addition to the Amendment Lender Fee, the Company also paid third-party costs of approximately $0.4 million in relation to the Third Amendment.
The Company concluded that the Third Amendment did not result in a troubled debt restructuring and should be accounted for as a debt modification. As a result, the third-party costs incurred are expensed immediately. The newly incurred lender fees, including the Amendment Lender Fee, along with the previously deferred and unamortized issuance costs of the Term Loans prior to the Third Amendment, are deferred and amortized over the remaining contractual term of the Term Loans using the effective interest method. The effective interest rate upon the execution of the Third Amendment on August 13, 2024 through December 31, 2024 was approximately 23.8%.

Term Loans
The following table presents the net carrying amount of the Term Loans as of December 31, 2024:

	Principal Amount Outstanding	Unamortized Debt Issuance Costs	Net Carrying Amount
Term A Loan	$103,500	$17,611	$85,889
Term B Loan	32,617	5,550	27,067

Total	$136,117	$23,161	$112,956

Interest expense recognized related to the Term Loans was as follows for the year ended December 31, 2024:

Contractual interest expense	$19,068
Amortization of debt issuance costs	6,173

Total interest expense	$25,241

The following table presents the net carrying amount of the Term Loans as of December 31, 2023:

	Principal Amount Outstanding	Unamortized Debt Issuance Costs	Net Carrying Amount
Term A Loan	$91,000	$21,602	$69,399
Term B Loan	31,228	7,413	23,815

Total	$122,228	$29,015	$93,214

Interest expense recognized related to the Term Loans was as follows for the year ended December 31, 2023:

Contractual interest expense	$6,995
Amortization of debt issuance costs	2,155

Total interest expense	$9,150

The following table summarizes the principal payments required for the Term Loans in each of the next five years and thereafter:

2025	$—
2026	—
2027	—
2028	136,117
2029	—
Thereafter	—
Total	$136,117

Warrants to Purchase Series J Preferred Stock
On July 17, 2023, in connection with the execution of the Financing Agreement and issuance of the Initial Term Loans, the Company issued to the Lenders detachable Series J Warrants to purchase 0.5 million shares of Series J Preferred Stock with a ten-year
term and exercise price of $21.1725 per share (subject to adjustment). The Series J Warrants are classified as liabilities as they embody an obligation to repurchase the Company’s equity given the underlying Series J Preferred Stock could be redeemed based on events not within the Company’s control. The Series J Warrants are measured at fair value both initially and subsequently with changes in fair value recognized through earnings. The fair value of the Series J Warrants issued on the Initial Closing Date was approximately $0.8 million upon issuance, which created a debt discount on the Initial Term Loans to be amortized over the contractual term of the Term Loans using the effective interest method.
On December 27, 2023, in connection with the execution of the First Amendment and the issuance of the Second Term Loans, the Company issued additional detachable Series J Warrants, which have identical terms as the Series J Warrants issued on the Initial Closing Date, to purchase 0.1 million shares of Series J Preferred Stock. The fair value of the Series J Warrants issued on the Second Closing Date was approximately $0.2 million upon issuance. The accounting for the Series J Warrants issued on the Second Closing Date is consistent with the Series J Warrants issued on the Initial Closing Date.
On May 20, 2024, concurrently with the execution of the Second Amendment and the issuance of the Third Term Loans, the Company issued additional detachable Series J Warrants, which have identical terms as the Series J Warrants issued on the Initial Closing Date and Second Closing Date, to purchase 0.1 million shares of Series J Preferred Stock. The fair value of the Series J Warrants issued on the Third Closing Date is approximately $0.1 million upon issuance. The accounting for the Series J Warrants issued on the Third Closing Date is consistent with the Series J Warrants issued on the Initial Closing Date and Second Closing Date.
The fair value of the Series J Warrants, in an aggregate, is approximately $2.9 million and $1.0 million as of December 31, 2024 and 2023, respectively.
Convertible Notes
On August 13, 2024, the Company issued $25.0 million subordinated convertible promissory notes (“Convertible Notes”) to AE Industrial as the lender. The Convertible Notes accrued 15% interest per annum payable at maturity or upon early prepayment and had an original maturity date of August 18, 2028. The Convertible Notes were subordinated to all other senior indebtedness of the Company.
Pursuant to the terms of the Convertible Notes, the outstanding principal and accrued interest of the Convertible Notes will automatically share settle into the same preferred stock that is issued to investors at the closing of a qualified financing event at the same price that is issued to investors. A qualified financing event is a transaction in which the Company sells and issues new preferred shares to investors other than AE Industrial or its Affiliates.
In the event that there is a consolidation, or merger of the Company where there is a change of control or a sale, lease or other disposition of all or substantially all of the assets of the Company (“Sale”) prior to a qualified financing event, the Company will be required to redeem the Convertible Notes for cash equal to the greater of the outstanding principal plus accrued interest or the amount the lender would have received if the entire outstanding principal amount and all accrued and unpaid interest on the Convertible Notes had been converted into Series
C-1
Preferred Stock at the Series
C-1
Conversion Price immediately prior to, but contingent upon, the closing of such event.
If neither a qualified financing event or a Sale event occurs prior to the maturity date, the
outstanding principal and accrued interest of the Convertible Notes will automatically convert into approximately 2.5 million shares of the Series
C-1
Preferred Stock at a conversion price equal to the original issue price of the Series C

Preferred Stock ($16.0640 per share, subject to adjustments). Series
C-1
Preferred Stock will have the same terms as the Series C Preferred Stock.
The outstanding principal and accrued interest of the Convertible Notes may be accelerated by the lender upon the occurrence and continuation of an event of default as defined in the Convertible Notes agreement.
The Company elected the fair value option to account for the Convertible Notes. As a result, the Convertible Notes were initially measured at fair value, which is determined to be equal to the issuance proceeds. The Company expensed
incurred debt issuance costs.
Pursuant to the terms of the Convertible Notes, the outstanding principal and accrued interest of the Convertible Notes were automatically share settled when the Company closed on the Series D Preferred Stock financing on October 31, 2024, which was considered a qualified financing event and therefore, the entire outstanding principal of $25.0 million and accrued interest of approximately $0.8 million contractually converted into approximately 1.5 million shares of Series
D-1
Preferred Stock. The fair value of the Convertible Notes at settlement was equal to the fair value of the Series
D-1
Preferred Stock issued and such fair value was equal to the principal and accrued unpaid interest on the Convertible Notes. Therefore, there was no fair value adjustment needed for the Convertible Notes at settlement. Such settlement was accounted for as a debt extinguishment transaction with no gain or loss being recognized as the reacquisition price is equal to the carrying amount of the Convertible Notes. Refer to Note 13. Stockholders’ Deficit and Redeemable Convertible Preferred Stock for further detail on the Series
D-1
Preferred Stock
.